Operating Segments (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segments
Schedule of operating segments

The following table presents the revenues, significant expenses, and operating results of the Company's reportable segments for the year ended December 31, 2025:

	Specialized BioTherapeutics	Public Health Solutions	Total Segments	Adjustments	Corporate	Adjustments	Consolidated
Revenues	$-	$-	$-	$-	$-	$-	$-
Cost of revenues	-	-	-	-	-	-	-
Gross profit	-	-	-	-	-	-	-
Significant expenses:
Research and development	6,776,867	86,768	6,863,635	207,105	415,073	-	7,485,813
General and administrative	-	-	-	-	3,975,961	383,702	4,359,663
Adjusted loss from operations	(6,776,867)	(86,768)	(6,863,635)	(207,105)	(4,391,034)	(383,702)	(11,845,476)
Share-based compensation	203,169	1,679	204,848	(204,848)	382,735	(382,735)	-
Depreciation and amortization	1,935	322	2,257	(2,257)	967	(967)	-
Loss from operations	(6,981,971)	(88,769)	(7,070,740)	-	(4,774,736)	-	(11,845,476)
Other income, net	-	-	-	-	258,481	-	258,481
Net loss before income taxes	$(6,981,971)	$(88,769)	$(7,070,740)	$-	$(4,516,255)	$-	$(11,586,995)

The following table presents the revenues, significant expenses, and operating results of the Company's reportable segments for the year ended December 31, 2024:

	Specialized BioTherapeutics	Public Health Solutions	Total Segments	Adjustments	Corporate	Adjustments	Consolidated
Revenues	$119,371	$-	$119,371	$-	$-	$-	$119,371
Cost of revenues	(119,371)	-	(119,371)	-	-	-	(119,371)
Gross profit	-	-	-	-	-	-	-
Significant expenses:
Research and development	4,233,771	249,852	4,483,623	135,987	603,979	-	5,223,589
General and administrative	-	-	-	-	4,016,266	199,642	4,215,908
Adjusted loss from operations	(4,233,771)	(249,852)	(4,483,623)	(135,987)	(4,620,245)	(199,642)	(9,439,497)
Share-based compensation	127,774	4,143	131,917	(131,917)	197,898	(197,898)	-
Depreciation and amortization	3,489	581	4,070	(4,070)	1,744	(1,744)	-
Loss from operations	(4,365,034)	(254,576)	(4,619,610)	-	(4,819,887)	-	(9,439,497)
Other (expenses) income, net	(22,342)	-	(22,342)	-	786,149	-	763,807
Net loss before income taxes	$(4,387,376)	$(254,576)	$(4,641,952)	$-	$(4,033,738)	$-	$(8,675,690)

Reconciliation to Consolidated Loss Before Income Taxes

The following table provides a reconciliation of total segment loss to consolidated loss before income taxes:

	2025	2024
Loss from operations - reportable segments	$(7,070,740)	$(4,619,610)
Loss from operations - corporate	(4,774,736)	(4,819,887)
Interest income, net	270,170	213,975
Other income (expense), net	(11,689)	549,832
Net loss before income taxes	$(11,586,995)	$(8,675,690)

Segment Assets

The Company’s total assets by segment as of December 31, 2025, are presented below:

	Specialized BioTherapeutics	Public Health Solutions	Total Segments	Corporate	Consolidated
Total assets	$77,872	$2,924	$80,796	$9,154,725	$9,235,521

The Company’s total assets by segment as of December 31, 2024, are presented below:

	Specialized BioTherapeutics	Public Health Solutions	Total Segments	Corporate	Consolidated
Total assets	$48,604	$2,038	$50,642	$8,915,841	$8,966,483